Shareholder's Equity and Dividend Restrictions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Schedule of statutory net income (loss)

Statutory net income (loss) for the three years ended December 31, 2012, 2011 and 2010, statutory capital and surplus for the two years ended as of December 31, 2012 and 2011 and minimum capital requirements as of December 31, 2012 of ING U.S., Inc.’s principal wholly owned U.S. insurance subsidiaries are as follows:

	Statutory Net Income (Loss)			Statutory Capital and Surplus		Minimum Capital Requirements(1)
	2012	2011	2010	2012	2011	2012
Subsidiary Name (State of Domicile):
ING USA Annuity and Life Insurance Company (“ING USA”) (IA)	$(9.1)	$386.0	$(384.4)	$2,174.1	$2,222.0	$5.0
ING Life Insurance and Annuity Company (“ILIAC”) (CT)	261.6	194.4	66.0	1,921.8	1,931.9	3.0
Security Life of Denver Insurance Company (“SLD”) (CO)	(129.8)	175.2	(339.9)	1,459.9	1,519.5	1.5
ReliaStar Life Insurance Company (“RLI”) (MN)	(155.3)	(83.0)	(234.2)	2,278.6	2,104.3	4.5

(1)	The insurance statutes of the state of domicile for the Company’s U.S. insurance subsidiaries set forth specific minimum capital requirements.

Schedule of dividend restrictions

The following table presents dividends permitted to be paid by our principal insurance subsidiaries to ING U.S., Inc. or Lion Holdings without the need for insurance regulatory approval for the periods presented:

	Dividends Permitted without Approval
	2013		2012		2011
Subsidiary Name (State of domicile):
ING USA Annuity and Life Insurance Company (IA)	$—		$—		$—
ING Life Insurance and Annuity Company (CT)	264.1	(1)	190.0	(2)	—
Security Life of Denver Insurance Company (CO)	—		—		—
ReliaStar Life Insurance Company (MN)	—		—		—

(1)

$264.1 can be paid without approval after June 26, 2013, provided that on or before June 26, 2013, no further extraordinary distribution is approved by the Connecticut Insurance Department and paid by ILIAC to its parent.

(2)	$190.0 was paid as part of the June 26, 2012 distribution of $800.0.

Dividends or return of capital distributions paid by each of the Company’s principal insurance subsidiaries to its parent were as follows for the years ended December 31, 2012, 2011 and 2010:

	Dividends Paid			Return of Capital Distributions
	2012	2011	2010	2012	2011	2010
Subsidiary Name (State of domicile):
ING USA Annuity and Life Insurance Company (IA)(1)	$—	$—	$—	$250.0	$—	$—
ING Life Insurance and Annuity Company (CT)(2)	190.0	—	203.0	150.0	—	—
Security Life of Denver Insurance Company (CO)(3)	—	—	—	80.0	200.0	—
ReliaStar Life Insurance Company (MN)(4)	130.0	—	221.0	—	—	—

(1)	Iowa Insurance Division approved ING USA’s 2012 return of capital distribution.
(2)	Connecticut Insurance Department approved ILIAC’s 2010 dividend and ILIAC’s $340 million 2012 distribution, which included a $190 million dividend.
(3)	Colorado Insurance Division approved SLD’s 2012 and 2011 return of capital distributions.
(4)	Minnesota Insurance Division approved RLI’s 2012 and 2010 dividends.

Schedule of Common Stock Outstanding Roll Forward

The following table presents the rollforward of common shares used in calculating the weighted average shares utilized in the basic earnings per common share calculation for each period presented below:

	Common Shares
	Issued	Held in Treasury	Outstanding
Common shares, balance at January 1, 2013	230,079,120	79,120	230,000,000
Common shares issued	30,769,230	—	30,769,230
Issuance of shares for share-based incentive compensation, net	7,262	—	7,262

Common shares, balance at June 30, 2013	260,855,612	79,120	260,776,492

	Common Stock
	Issued	Held in Treasury	Outstanding
Common shares, balance at January 1, 2012	230,079,120	79,120	230,000,000
Common shares issued	—	—	—
Issuance of shares for share-based incentive compensation, net	—	—	—

Common shares, balance at June 30, 2012	230,079,120	79,120	230,000,000

Schedule of Earnings Per Share, Basic and Diluted

The following table presents a reconciliation of net income (loss) and shares used in calculating basic and diluted net income (loss) per common share for the periods indicated:

($ in millions, except for share and per share data)	Six Months Ended June 30,
Earnings	2013	2012
Net income (loss) available to common shareholders
Net income (loss)	$(310.8)	$331.3
Less: Net income (loss) attributable to noncontrolling interest	(16.6)	202.1

Net income (loss) available to common shareholders	$(294.2)	$129.2

Shares
Weighted average common shares outstanding, basic and dilutive (1)	240,199,945	230,000,000

Net income (loss) per common share
Basic and diluted
Net income (loss) available to common shareholders	$(1.22)	$0.56
(1)

For the six months ended June 30, 2013, weighted average shares used for calculating basic and diluted earnings per share are the same, as the inclusion of the 0.3 million shares, for stock compensation plans would be antidilutive to the earnings per share calculations due to the net loss in the periods.